Summary of Significant Accounting Policies (Details) - EBP 038 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Investments	$ 1,216,193,420	$ 1,166,281,735
Crane Company Stock Fund
EBP, Accounting Policy [Line Items]
Investments	$ 88,425,242	$ 85,926,972
Percentage of total investments	7.00%	7.00%
Crane NXT, Co. Stock Fund
EBP, Accounting Policy [Line Items]
Investments		$ 30,972,339
Percentage of total investments		3.00%